Share-Based Compensation (Details) - USD ($)			1 Months Ended		12 Months Ended
	Dec. 31, 2023	Jul. 11, 2022	Jul. 30, 2023	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2023	Dec. 08, 2023	Jul. 11, 2023	Jun. 30, 2023	Apr. 02, 2022	Jul. 31, 2021	May 31, 2021
Share Based Compensation [Line Items]
Shares granted	441,372		500,000		441,372
Share-based compensation expense (in Dollars)	$ 900,000		$ 1,900,000	$ 1,000,000	$ 437,438	$ 326,743
Unrecognized compensation costs related (in Dollars)
Aggregate granted options shares		40,000			40,000	355,000
Share options exercise price (in Dollars per share)					$ 3.2	$ 2.67
Fair value of the share option per share (in Dollars per share)		$ 3.2
Unrecognized compensation costs (in Dollars)	$ 282,775				$ 282,775
Ordinary shares issued	107,421,813		1,875		107,421,813	82,615,569
Ordinary shares issued				245,098
Share Based Compensation [Member]
Share Based Compensation [Line Items]
Ordinary shares issued													100,000	80,232
Share-based compensation expense (in Dollars)						$ 1,446,098
2021 Second Plan [Member]
Share Based Compensation [Line Items]
Shares granted	395,000				395,000
Ordinary shares reserved	5,000,000				5,000,000
2023 Plan [Member]
Share Based Compensation [Line Items]
Ordinary shares reserved												5,000,000
Share options exercise price (in Dollars per share)		$ 4.11
Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Shares granted	50,000				50,000			200,000	1,630,000	100,000	50,000
Share-based compensation expense (in Dollars)					$ 868,137	$ 1,935,948	$ 20,461,318
Restricted Stock Units (RSUs) [Member] | 2021 Plan [Member]
Share Based Compensation [Line Items]
Shares granted	2,415,293				2,415,293
Restricted Stock Units (RSUs) [Member] | 2021 Second Plan [Member]
Share Based Compensation [Line Items]
Shares granted	2,886,372				2,886,372
Restricted Stock Units (RSUs) [Member] | 2023 Plan [Member]
Share Based Compensation [Line Items]
Shares granted	450,000				450,000